Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CSTL Commercial Mortgage Trust 2024-GATE, Commercial Mortgage Pass-Through Certificates, Series 2024-GATE securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 9 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of October 16, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 30, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-GATE Accounting Tape Final.xlsx (provided on September 30, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Historical Occupancy Schedule” refers to a schedule of occupancies for the 2022, 2023, and August 2024 TTM historical periods.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Mezzanine Loan Agreement” refers to a draft mezzanine loan agreement and any exhibits or schedules thereof.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From September 18, 2024 through September 30, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

September 30, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Underwriting File	None
12	Submarket	Underwriting File	None
13	Year Built	Appraisal Report	None
14	Year Renovated	Appraisal Report	None
15	Total Units	Underwriting File	None
16	Unit of Measure	None - Company Provided	None
17	% of Total Units	Recalculation	None
18	Total SF	Underwriting File	None
19	% of Total SF	Recalculation	None
20	Average Unit Size (SF)	Recalculation	None
21	Occupied Units	Underwriting File	None
22	Vacant Units	Underwriting File	None
23	Occupancy (%)	Recalculation	None
24	Occupancy (%) Date	Underwriting File	None
25	In-Place Rent per Unit	Recalculation	None
26	Avg. In-Place Rent per SF	Recalculation	None
27	Capital Expenditures Since Acquisition	Underwriting File	None
28	Capital Expenditures Since Acquisition per Unit	Recalculation	None
29	Ownership Interest	Title Policy	None
30	Mortgage Loan Closing Date Balance	Loan Agreement	None
31	Mortgage Loan Closing Date Balance per Unit	Recalculation	None
32	Mortgage Loan Closing Date Balance per SF	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	% of Mortgage Loan Closing Date Balance	Recalculation	None
34	Mortgage Loan Maturity Date Balance	Recalculation	None
35	Mezzanine Loan Closing Date Balance	Mezzanine Loan Agreement	None
36	Mezzanine Loan Closing Date Balance per Unit	Recalculation	None
37	Mezzanine Loan Closing Date Balance per SF	Recalculation	None
38	% of Mezzanine Loan Closing Date Balance	Recalculation	None
39	Mezzanine Loan Maturity Date Balance	Recalculation	None
40	Total Loan Closing Date Balance	Recalculation	None
41	Total Loan Closing Date Balance per Unit	Recalculation	None
42	Total Loan Closing Date Balance per SF	Recalculation	None
43	% of Total Loan Closing Date Balance	Recalculation	None
44	Total Loan Maturity Date Balance	Recalculation	None
45	Individual Appraised Value	Appraisal Report	None
46	Individual Appraised Value Type	Appraisal Report	None
47	Individual Appraised Value per Unit	Recalculation	None
48	Individual Appraised Value per SF	Recalculation	None
49	Individual As-Is Appraised Value Date	Appraisal Report	None
50	Aggregate Individual As-Is Appraised Value	Appraisal Report	None
51	Aggregate Individual As-Is Appraised Value per Unit	Recalculation	None
52	Aggregate Individual As-Is Appraised Value per SF	Recalculation	None
53	Engineering Report Provider	Engineering Report	None
54	Engineering Report Date	Engineering Report	None
55	Environmental Report Provider	Environmental Report	None
56	Environmental Report Date	Environmental Report	None
57	Phase II Required?	Environmental Report	None
58	Seismic Zone	Engineering Report	None
59	PML %	Not Applicable*	None
60	Origination Date	None - Company Provided	None
61	Mortgage Loan Interest Rate	None - Company Provided	None
62	Mezzanine Loan Interest Rate	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
63	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
64	Amort Type	Loan Agreement	None
65	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
66	Annual Mortgage Loan Debt Service Payment	Recalculation	None
67	Monthly Mezzanine Loan Debt Service Payment	Recalculation	None
68	Annual Mezzanine Loan Debt Service Payment	Recalculation	None
69	Monthly Total Loan Debt Service Payment	Recalculation	None
70	Annual Total Loan Debt Service Payment	Recalculation	None
71	Grace Period	Loan Agreement	None
72	First Loan Payment Date	Loan Agreement	None
73	Seasoning	Recalculation	None
74	Original Term to Maturity (Months)	Recalculation	None
75	Remaining Term to Maturity (Months)	Recalculation	None
76	Original Amortization Term (Months)	Not Applicable*	None
77	Remaining Amortization Term (Months)	Not Applicable*	None
78	Original IO Term (Months)	Recalculation	None
79	Remaining IO Term (Months)	Recalculation	None
80	Maturity Date	Loan Agreement	None
81	Lockbox	Loan Agreement	None
82	Cash Management Type	Loan Agreement	None
83	Cash Management Trigger	Loan Agreement	None
84	Administrative Fee Rate (%)	Fee Schedule	None
85	Prepayment Provision	Loan Agreement	None
86	Partial Release Allowed?	Loan Agreement	None
87	Property Release Description	Loan Agreement	None
88	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
89	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
90	Mortgage Loan Closing Date LTV (Aggregate Individual As-Is Values)	Recalculation	None
91	Mortgage Loan Balloon LTV (Aggregate Individual As-Is Values)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
92	Total Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
93	Total Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
94	Total Loan Closing Date LTV (Aggregate Individual As-Is Values)	Recalculation	None
95	Total Loan Balloon LTV (Aggregate Individual As-Is Values)	Recalculation	None
96	Mortgage Loan UW NOI Debt Yield	Recalculation	None
97	Mortgage Loan UW NCF Debt Yield	Recalculation	None
98	Total Loan UW NOI Debt Yield	Recalculation	None
99	Total Loan UW NCF Debt Yield	Recalculation	None
100	Mortgage Loan UW NOI DSCR	Recalculation	None
101	Mortgage Loan UW NCF DSCR	Recalculation	None
102	Total Loan UW NOI DSCR	Recalculation	None
103	Total Loan UW NCF DSCR	Recalculation	None
104	Initial Tax Escrow	None - Company Provided	None
105	Ongoing Tax Escrow Monthly	None - Company Provided	None
106	Tax Escrow Springing Conditions	Loan Agreement	None
107	Initial Insurance Escrow	None - Company Provided	None
108	Ongoing Insurance Escrow Monthly	Loan Agreement	None
109	Insurance Escrow Springing Conditions	Loan Agreement	None
110	Initial Immediate Repairs Escrow	Loan Agreement	None
111	Initial CapEx Escrow	None - Company Provided	None
112	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
113	Cap Ex Escrow Springing Conditions	Loan Agreement	None
114	Initial TI/LC Escrow	Loan Agreement	None
115	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
116	TI/LC Escrow Springing Conditions	Loan Agreement	None
117	Initial Other Escrow	Loan Agreement	None
118	Ongoing Other Escrow Monthly	Loan Agreement	None
119	Ongoing Other Escrow Springing Condition	Loan Agreement	None
120	Other Escrow Description	Loan Agreement	None
121	Unit Mix Studio	Underwriting File	None
122	Unit Mix 1BD/1BR	Underwriting File	None
123	Unit Mix 2BD/2BR	Underwriting File	None
124	Unit Mix 3BD/2BR	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
125	3-mile Demographics Population	Underwriting File	1
126	3-mile Demographics Annual Population Growth	Underwriting File	0.1%
127	3-mile Demographics Average Household Income	Underwriting File	$1.00
128	3-mile Demographics Crime Index	Underwriting File	0.01
129	Historical Occupancy 2022	Historical Occupancy Schedule	0.1%
130	Historical Occupancy 2023	Historical Occupancy Schedule	0.1%
131	Historical Occupancy August 2024 TTM	Historical Occupancy Schedule	0.1%
132	Current Rents 2022	Underwriting File	$1.00
133	Current Rents 2023	Underwriting File	$1.00
134	Current Rents August 2024 TTM	Underwriting File	$1.00
135	Current Rents August 2024 T-6 Annualized	Underwriting File	$1.00
136	Current Rents August 2024 T-3 Annualized	Underwriting File	$1.00
137	Current Rents August 2024 T-1 Annualized	Underwriting File	$1.00
138	Current Rents UW	Underwriting File	$1.00
139	Potential Income from Vacant Space 2022	Underwriting File	$1.00
140	Potential Income from Vacant Space 2023	Underwriting File	$1.00
141	Potential Income from Vacant Space August 2024 TTM	Underwriting File	$1.00
142	Potential Income from Vacant Space August 2024 T-6 Annualized	Underwriting File	$1.00
143	Potential Income from Vacant Space August 2024 T-3 Annualized	Underwriting File	$1.00
144	Potential Income from Vacant Space August 2024 T-1 Annualized	Underwriting File	$1.00
145	Potential Income from Vacant Space UW	Underwriting File	$1.00
146	Rent Rolldown 2022	Underwriting File	$1.00
147	Rent Rolldown 2023	Underwriting File	$1.00
148	Rent Rolldown August 2024 TTM	Underwriting File	$1.00
149	Rent Rolldown August 2024 T-6 Annualized	Underwriting File	$1.00
150	Rent Rolldown August 2024 T-3 Annualized	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
151	Rent Rolldown August 2024 T-1 Annualized	Underwriting File	$1.00
152	Rent Rolldown UW	Underwriting File	$1.00
153	Gross Potential Rent 2022	Underwriting File	$1.00
154	Gross Potential Rent 2023	Underwriting File	$1.00
155	Gross Potential Rent August 2024 TTM	Underwriting File	$1.00
156	Gross Potential Rent August 2024 T-6 Annualized	Underwriting File	$1.00
157	Gross Potential Rent August 2024 T-3 Annualized	Underwriting File	$1.00
158	Gross Potential Rent August 2024 T-1 Annualized	Underwriting File	$1.00
159	Gross Potential Rent UW	Underwriting File	$1.00
160	Vacancy, Concessions, Non-Revenue Units, Bad Debt 2022	Underwriting File	$1.00
161	Vacancy, Concessions, Non-Revenue Units, Bad Debt 2023	Underwriting File	$1.00
162	Vacancy, Concessions, Non-Revenue Units, Bad Debt August 2024 TTM	Underwriting File	$1.00
163	Vacancy, Concessions, Non-Revenue Units, Bad Debt August 2024 T-6 Annualized	Underwriting File	$1.00
164	Vacancy, Concessions, Non-Revenue Units, Bad Debt August 2024 T-3 Annualized	Underwriting File	$1.00
165	Vacancy, Concessions, Non-Revenue Units, Bad Debt August 2024 T-1 Annualized	Underwriting File	$1.00
166	Vacancy, Concessions, Non-Revenue Units, Bad Debt UW	Underwriting File	$1.00
167	Net Rental Income 2022	Underwriting File	$1.00
168	Net Rental Income 2023	Underwriting File	$1.00
169	Net Rental Income August 2024 TTM	Underwriting File	$1.00
170	Net Rental Income August 2024 T-6 Annualized	Underwriting File	$1.00
171	Net Rental Income August 2024 T-3 Annualized	Underwriting File	$1.00
172	Net Rental Income August 2024 T-1 Annualized	Underwriting File	$1.00
173	Net Rental Income UW	Underwriting File	$1.00
174	Other Income 2022	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
175	Other Income 2023	Underwriting File	$1.00
176	Other Income August 2024 TTM	Underwriting File	$1.00
177	Other Income August 2024 T-6 Annualized	Underwriting File	$1.00
178	Other Income August 2024 T-3 Annualized	Underwriting File	$1.00
179	Other Income August 2024 T-1 Annualized	Underwriting File	$1.00
180	Other Income UW	Underwriting File	$1.00
181	Effective Gross Income 2022	Underwriting File	$1.00
182	Effective Gross Income 2023	Underwriting File	$1.00
183	Effective Gross Income August 2024 TTM	Underwriting File	$1.00
184	Effective Gross Income August 2024 T-6 Annualized	Underwriting File	$1.00
185	Effective Gross Income August 2024 T-3 Annualized	Underwriting File	$1.00
186	Effective Gross Income August 2024 T-1 Annualized	Underwriting File	$1.00
187	Effective Gross Income UW	Underwriting File	$1.00
188	Payroll 2022	Underwriting File	$1.00
189	Payroll 2023	Underwriting File	$1.00
190	Payroll August 2024 TTM	Underwriting File	$1.00
191	Payroll August 2024 T-6 Annualized	Underwriting File	$1.00
192	Payroll August 2024 T-3 Annualized	Underwriting File	$1.00
193	Payroll August 2024 T-1 Annualized	Underwriting File	$1.00
194	Payroll UW	Underwriting File	$1.00
195	Utilities 2022	Underwriting File	$1.00
196	Utilities 2023	Underwriting File	$1.00
197	Utilities August 2024 TTM	Underwriting File	$1.00
198	Utilities August 2024 T-6 Annualized	Underwriting File	$1.00
199	Utilities August 2024 T-3 Annualized	Underwriting File	$1.00
200	Utilities August 2024 T-1 Annualized	Underwriting File	$1.00
201	Utilities UW	Underwriting File	$1.00
202	Repairs & Maintenance 2022	Underwriting File	$1.00
203	Repairs & Maintenance 2023	Underwriting File	$1.00
204	Repairs & Maintenance August 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
205	Repairs & Maintenance August 2024 T-6 Annualized	Underwriting File	$1.00
206	Repairs & Maintenance August 2024 T-3 Annualized	Underwriting File	$1.00
207	Repairs & Maintenance August 2024 T-1 Annualized	Underwriting File	$1.00
208	Repairs & Maintenance UW	Underwriting File	$1.00
209	Marketing 2022	Underwriting File	$1.00
210	Marketing 2023	Underwriting File	$1.00
211	Marketing August 2024 TTM	Underwriting File	$1.00
212	Marketing August 2024 T-6 Annualized	Underwriting File	$1.00
213	Marketing August 2024 T-3 Annualized	Underwriting File	$1.00
214	Marketing August 2024 T-1 Annualized	Underwriting File	$1.00
215	Marketing UW	Underwriting File	$1.00
216	General & Administrative 2022	Underwriting File	$1.00
217	General & Administrative 2023	Underwriting File	$1.00
218	General & Administrative August 2024 TTM	Underwriting File	$1.00
219	General & Administrative August 2024 T-6 Annualized	Underwriting File	$1.00
220	General & Administrative August 2024 T-3 Annualized	Underwriting File	$1.00
221	General & Administrative August 2024 T-1 Annualized	Underwriting File	$1.00
222	General & Administrative UW	Underwriting File	$1.00
223	Total Controllable Expenses 2022	Underwriting File	$1.00
224	Total Controllable Expenses 2023	Underwriting File	$1.00
225	Total Controllable Expenses August 2024 TTM	Underwriting File	$1.00
226	Total Controllable Expenses August 2024 T-6 Annualized	Underwriting File	$1.00
227	Total Controllable Expenses August 2024 T-3 Annualized	Underwriting File	$1.00
228	Total Controllable Expenses August 2024 T-1 Annualized	Underwriting File	$1.00
229	Total Controllable Expenses UW	Underwriting File	$1.00
230	Management Fees 2022	Underwriting File	$1.00
231	Management Fees 2023	Underwriting File	$1.00
232	Management Fees August 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
233	Management Fees August 2024 T-6 Annualized	Underwriting File	$1.00
234	Management Fees August 2024 T-3 Annualized	Underwriting File	$1.00
235	Management Fees August 2024 T-1 Annualized	Underwriting File	$1.00
236	Management Fees UW	Underwriting File	$1.00
237	Real Estate Taxes 2022	Underwriting File	$1.00
238	Real Estate Taxes 2023	Underwriting File	$1.00
239	Real Estate Taxes August 2024 TTM	Underwriting File	$1.00
240	Real Estate Taxes August 2024 T-6 Annualized	Underwriting File	$1.00
241	Real Estate Taxes August 2024 T-3 Annualized	Underwriting File	$1.00
242	Real Estate Taxes August 2024 T-1 Annualized	Underwriting File	$1.00
243	Real Estate Taxes UW	Underwriting File	$1.00
244	Insurance 2022	Underwriting File	$1.00
245	Insurance 2023	Underwriting File	$1.00
246	Insurance August 2024 TTM	Underwriting File	$1.00
247	Insurance August 2024 T-6 Annualized	Underwriting File	$1.00
248	Insurance August 2024 T-3 Annualized	Underwriting File	$1.00
249	Insurance August 2024 T-1 Annualized	Underwriting File	$1.00
250	Insurance UW	Underwriting File	$1.00
251	Total Non-Controllable Expenses 2022	Underwriting File	$1.00
252	Total Non-Controllable Expenses 2023	Underwriting File	$1.00
253	Total Non-Controllable Expenses August 2024 TTM	Underwriting File	$1.00
254	Total Non-Controllable Expenses August 2024 T-6 Annualized	Underwriting File	$1.00
255	Total Non-Controllable Expenses August 2024 T-3 Annualized	Underwriting File	$1.00
256	Total Non-Controllable Expenses August 2024 T-1 Annualized	Underwriting File	$1.00
257	Total Non-Controllable Expenses UW	Underwriting File	$1.00
258	Total Operating Expenses 2022	Underwriting File	$1.00
259	Total Operating Expenses 2023	Underwriting File	$1.00
260	Total Operating Expenses August 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

CSTL 2024-GATE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
261	Total Operating Expenses August 2024 T-6 Annualized	Underwriting File	$1.00
262	Total Operating Expenses August 2024 T-3 Annualized	Underwriting File	$1.00
263	Total Operating Expenses August 2024 T-1 Annualized	Underwriting File	$1.00
264	Total Operating Expenses UW	Underwriting File	$1.00
265	Net Operating Income 2022	Underwriting File	$1.00
266	Net Operating Income 2023	Underwriting File	$1.00
267	Net Operating Income August 2024 TTM	Underwriting File	$1.00
268	Net Operating Income August 2024 T-6 Annualized	Underwriting File	$1.00
269	Net Operating Income August 2024 T-3 Annualized	Underwriting File	$1.00
270	Net Operating Income August 2024 T-1 Annualized	Underwriting File	$1.00
271	Net Operating Income UW	Underwriting File	$1.00
272	Reserves 2022	Underwriting File	$1.00
273	Reserves 2023	Underwriting File	$1.00
274	Reserves August 2024 TTM	Underwriting File	$1.00
275	Reserves August 2024 T-6 Annualized	Underwriting File	$1.00
276	Reserves August 2024 T-3 Annualized	Underwriting File	$1.00
277	Reserves August 2024 T-1 Annualized	Underwriting File	$1.00
278	Reserves UW	Underwriting File	$1.00
279	Net Cash Flow 2022	Underwriting File	$1.00
280	Net Cash Flow 2023	Underwriting File	$1.00
281	Net Cash Flow August 2024 TTM	Underwriting File	$1.00
282	Net Cash Flow August 2024 T-6 Annualized	Underwriting File	$1.00
283	Net Cash Flow August 2024 T-3 Annualized	Underwriting File	$1.00
284	Net Cash Flow August 2024 T-1 Annualized	Underwriting File	$1.00
285	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

CSTL 2024-GATE	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	% of Total Units	Quotient of (i) Total Units and (ii) the aggregate Total Units of the Collateral.
19	% of Total SF	Quotient of (i) Total SF and (ii) the aggregate Total SF of the Collateral.
20	Average Unit Size (SF)	Quotient of (i) Total SF and (ii) Total Units.
23	Occupancy (%)	Quotient of (i) Occupied Units and (ii) Total Units.
25	In-Place Rent per Unit	Quotient of (i) in-place monthly base rent from the Underwriting File and (ii) Occupied Units.
26	Avg. In-Place Rent per SF	Quotient of (i) in-place monthly base rent from the Underwriting File and (ii) occupied square feet from the Underwriting File.
28	Capital Expenditures Since Acquisition per Unit	Quotient of (i) Capital Expenditures Since Acquisition and (ii) Total Units.
31	Mortgage Loan Closing Date Balance per Unit	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Units.
32	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total SF.
33	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
34	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
36	Mezzanine Loan Closing Date Balance per Unit	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) Total Units.
37	Mezzanine Loan Closing Date Balance per SF	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) Total SF.
38	% of Mezzanine Loan Closing Date Balance	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) the aggregate Mezzanine Loan Closing Date Balance of the Collateral.
39	Mezzanine Loan Maturity Date Balance	Set equal to the Mezzanine Loan Closing Date Balance.
40	Total Loan Closing Date Balance	Sum of (i) Mortgage Loan Closing Date Balance and (ii) Mezzanine Loan Closing Date Balance.
41	Total Loan Closing Date Balance per Unit	Quotient of (i) Total Loan Closing Date Balance and (ii) Total Units.
42	Total Loan Closing Date Balance per SF	Quotient of (i) Total Loan Closing Date Balance and (ii) Total SF.
43	% of Total Loan Closing Date Balance	Quotient of (i) Total Loan Closing Date Balance and (ii) the aggregate Total Loan Closing Date Balance of the Collateral.
44	Total Loan Maturity Date Balance	Set equal to the Total Loan Closing Date Balance.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

CSTL 2024-GATE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
47	Individual Appraised Value per Unit	Quotient of (i) Individual Appraised Value and (ii) Total Units.
48	Individual Appraised Value per SF	Quotient of (i) Individual Appraised Value and (ii) Total SF.
51	Aggregate Individual As-Is Appraised Value per Unit	Quotient of (i) Aggregate Individual As-Is Appraised Value and (ii) Total Units.
52	Aggregate Individual As-Is Appraised Value per SF	Quotient of (i) Aggregate Individual As-Is Appraised Value and (ii) Total SF.
65	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) product of (a) Mortgage Loan Closing Date Balance, (b) Mortgage Loan Interest Rate, and (c) the Interest Calculation Method (Actual/360) and (ii) 12.
66	Annual Mortgage Loan Debt Service Payment	Product of (i) Monthly Mortgage Loan Debt Service Payment and (ii) 12.
67	Monthly Mezzanine Loan Debt Service Payment	Quotient of (i) product of (a) Mezzanine Loan Closing Date Balance, (b) Mezzanine Loan Interest Rate, and (c) the Interest Calculation Method (Actual/360) and (ii) 12.
68	Annual Mezzanine Loan Debt Service Payment	Product of (i) Monthly Mezzanine Loan Debt Service Payment and (ii) 12.
69	Monthly Total Loan Debt Service Payment	Sum of (i) Monthly Mortgage Loan Debt Service Payment and (ii) Monthly Mezzanine Loan Debt Service Payment.
70	Annual Total Loan Debt Service Payment	Sum of (i) Annual Mortgage Loan Debt Service Payment and (ii) Annual Mezzanine Loan Debt Service Payment.
73	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
74	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Maturity Date.
75	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
78	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
79	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
88	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual Appraised Value.
89	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual Appraised Value.
90	Mortgage Loan Closing Date LTV (Aggregate Individual As-Is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Aggregate Individual As-Is Appraised Value.
91	Mortgage Loan Balloon LTV (Aggregate Individual As-Is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Aggregate Individual As-Is Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

CSTL 2024-GATE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
92	Total Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) Individual Appraised Value.
93	Total Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Individual Appraised Value.
94	Total Loan Closing Date LTV (Aggregate Individual As-Is Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) Aggregate Individual As-Is Appraised Value.
95	Total Loan Balloon LTV (Aggregate Individual As-Is Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Aggregate Individual As-Is Appraised Value.
96	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
97	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
98	Total Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Total Loan Closing Date Balance.
99	Total Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Total Loan Closing Date Balance.
100	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
101	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
102	Total Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Total Loan Debt Service Payment.
103	Total Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Total Loan Debt Service Payment.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18